Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
March 31, 2026
VIPF2060-NPRT1-0526
1.9894058.106
Bond Funds - 4.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $1,433,748)	152,168	1,399,945

Domestic Equity Funds - 53.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	58,246	3,267,043
VIP Equity-Income Portfolio - Initial Class (a)	86,214	2,597,619
VIP Growth & Income Portfolio - Initial Class (a)	109,733	3,597,049
VIP Growth Portfolio - Initial Class (a)	58,870	5,443,693
VIP Mid Cap Portfolio - Initial Class (a)	21,292	831,885
VIP Value Portfolio - Initial Class (a)	92,343	1,832,094
VIP Value Strategies Portfolio - Initial Class (a)	53,790	910,657
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,557,514)		18,480,040

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	289,838	4,709,871
VIP Overseas Portfolio - Initial Class (a)	378,568	9,982,850
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,022,451)		14,692,721

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,013,713)	34,572,706
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,330)
NET ASSETS - 100.0%	34,568,376

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Long-Term Treasury Bond Index Fund	2,030,670	276,149	898,896	17,447	(48,311)	40,333	1,399,945	152,168
VIP Contrafund Portfolio - Initial Class	2,887,394	707,489	118,330	32,767	(4,803)	(204,707)	3,267,043	58,246
VIP Emerging Markets Portfolio - Initial Class	3,944,648	943,628	257,854	70,069	3,739	75,710	4,709,871	289,838
VIP Equity-Income Portfolio - Initial Class	2,340,772	487,266	284,022	21,228	1,684	51,919	2,597,619	86,214
VIP Government Money Market Portfolio - Initial Class	91,197	3,009	94,206	265	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	3,213,908	724,526	273,536	40,208	(954)	(66,895)	3,597,049	109,733
VIP Growth Portfolio - Initial Class	4,789,813	1,143,013	196,200	-	(7,718)	(285,215)	5,443,693	58,870
VIP Investment Grade Bond II Portfolio - Initial Class	18,597	4,276	22,917	-	89	(45)	-	-
VIP Mid Cap Portfolio - Initial Class	734,613	123,418	56,824	5,665	1,632	29,046	831,885	21,292
VIP Overseas Portfolio - Initial Class	8,630,622	2,222,274	453,134	135,022	(627)	(416,285)	9,982,850	378,568
VIP Value Portfolio - Initial Class	1,635,047	302,634	151,099	18,772	3,059	42,453	1,832,094	92,343
VIP Value Strategies Portfolio - Initial Class	810,014	130,762	80,913	-	4,251	46,543	910,657	53,790
	31,127,295	7,068,444	2,887,931	341,443	(47,959)	(687,143)	34,572,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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